Basis of Preparation	12 Months Ended
Dec. 31, 2019
Disclosure of basis of preparation [Abstract]
Basis of Preparation
Note 2 – Basis of Preparation

A.            Basis of preparation of the financial statements

1.
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board. The operating cycle of the Company is one year.

The consolidated financial statements were authorized by the Company’s Board of Directors for issue on April 7, 2020.

2.	Consistent accounting policies The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

3.	Basis of measurement - The consolidated financial statements have been prepared on the historical cost basis, except for the following:

(i)	Investment in investee accounted for using the equity method;
(ii)	Marketable securities;
(iii)	Deferred tax assets and liabilities;
(iv)	Financial instruments measured at fair value through other comprehensive income;
(v)	Derivative financial instruments and other receivables measured at fair value through profit or loss; and
(vi)	Provisions.

B.	Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements

The preparation of the Company's consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions regarding circumstances and events that involve considerable uncertainty, that affect the application of accounting policies and the reported amounts of  assets, liabilities, income and expenses. Actual results may differ from these estimates. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The key assumptions made in the financial statements with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities within the next financial year are discussed below:

Fair value measurement of non-trading derivatives:
Within the scope of the valuation of financial assets and derivatives not traded on an active market, management makes assumptions about inputs used in the valuation models. For information on a sensitivity analysis of levels 2 and 3 financial instruments carried at fair value see Note 21 regarding financial instruments.

Recognition of deferred tax asset in respect of tax losses:
The probability that in the future there will be taxable profits against which carried forward losses can be utilized. See Note 19 regarding taxes on income.

Business combination:
Fair value of assets and liabilities acquired in a business combination. See Note 6 regarding subsidiaries.

Determination of fair value
Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities.

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3: inputs that are not based on observable market data (unobservable inputs).

C.          Initial application of new standards, amendments to standards and interpretations

(1)          IFRS 16, Leases

As from January 1, 2019 (hereinafter: “the date of initial application”) the Company applies International Financial Reporting Standard 16, Leases (hereinafter: “IFRS 16” or “the standard”), which replaced International Accounting Standard 17, Leases (hereinafter: "IAS 17" or "the previous standard").

The main effect of the standard’s application is reflected in annulment of the existing requirement from lessees to classify leases as operating (off-balance sheet) or finance leases and the presentation of a unified model for lessees to account for all leases similarly to the accounting treatment of finance leases in the previous standard. Until the date of initial application, the Company classified most of the leases in which it is the lessee as operating leases, as it did not substantially bear all the risks and rewards from the assets. Assets leased under a finance lease included mainly photovoltaic plants.

In accordance with IFRS 16, for agreements in which the Company is the lessee, the Company recognizes a right-of-use asset and a lease liability at the inception of the lease contract for all the leases in which the Company has a right to control identified assets for a specified period of time, other than exceptions specified in the standard. Accordingly, the Company recognizes depreciation and amortization expenses in respect of a right-of-use asset, tests a right-of-use asset for impairment in accordance with IAS 36 and recognizes financing expenses on a lease liability. Therefore, as from the date of initial application, lease payments relating to assets leased under an operating lease, which were presented as part of general and administrative expenses in the income statement, are capitalized to assets and written down as depreciation and amortization expenses. Furthermore, leased assets, which were classified as finance leases at inception of the lease and were recognized in the statement of financial position as fixed assets, were reclassified as right-of-use assets.

The Company elected to apply the standard using the modified retrospective approach, with an adjustment to the balance of retained earnings as at January 1, 2019 and without a restatement of comparative data. In respect of all the leases, the Company elected to apply the transitional provisions such that on the date of initial application it recognized a liability at the present value of the balance of future lease payments discounted at its incremental borrowing rate at that date calculated according to the average duration of the remaining lease period as from the date of initial application, and concurrently recognized a right-of-use asset at the same amount of the liability, adjusted for any prepaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of the standard did not have an effect on the Company’s equity at the date of initial application.

Furthermore, as part of the initial application of the standard, the Company has chosen to apply the following expedients:

(1)	Relying on a previous definition and/or assessment of whether an arrangement is a lease in accordance with current guidance with respect to agreements that exist at the date of initial application;
(2)	Applying a single discount rate to a portfolio of leases with reasonably similar characteristics;
(3)
Applying the practical expedient regarding the recognition and measurement of short-term leases, for both leases that end within 12 months from the date of initial application and leases for a period of up to 12 months from the date of their inception for all  groups of underlying assets to which the right-of-use relates;

The table below presents the cumulative effects of the items affected by the initial application on the statement of financial position as at January 1, 2019:

(1)          IFRS 16, Leases

	According to		According to
	IAS 17	The change	IFRS 16
	€ in thousands
Right-of-use asset	-	4,192	4,192
Deferred tax assets	-	1,040	1,040
Lease liabilities	-	4,192	4,192
Deferred tax liabilities	-	1,040	1,040

In measurement of the lease liabilities, the Company discounted lease payments using the nominal incremental borrowing rate at January 1, 2019. The discount rates used to measure the lease liability range between 2.56% and 4.57% (weighted average of 3.4%). This range is affected by differences in the lease term, differences between asset groups, and so forth.

(2)          IFRIC 23, Uncertainty Over Income Tax Treatments (“IFRIC 23”)

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 for uncertainties in income taxes. According to IFRIC 23, when determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the entity should assess whether it is probable that the tax authority will accept its tax position. Insofar as it is probable that the tax authority will accept the entity’s tax position, the entity will recognize the tax effects on the financial statements according to that tax position. On the other hand, if it is not probable that the tax authority will accept the entity’s tax position, the entity is required to reflect the uncertainty in its accounts by using one of the following methods: the most likely outcome or the expected value. IFRIC 23 clarifies that when the entity examines whether or not it is probable that the tax authority will accept the entity’s position, it is assumed that the tax authority with the right to examine any amounts reported to it will examine those amounts and that it has full knowledge of all relevant information when doing so. Furthermore, according to IFRIC 23 an entity has to consider changes in circumstances and new information that may change its assessment. IFRIC 23 also emphasizes the need to provide disclosures of the judgments and assumptions made by the entity regarding uncertain tax positions. IFRIC 23 is applied using the cumulative effect approach. The application of IFRIC 23 did not have a material effect on the financial statements.

(3)	Amendment to IAS 28, Investments in Associates and Joint Venture: Long-Term Interests in Associates or Joint Ventures (hereinafter – the “Amendment”)

The Amendment clarifies that for long-term interests that form part of the entity’s net investment in the associate or joint venture, the entity shall first apply the requirements of IFRS 9 and then apply the instructions of IAS 28 with respect to the remainder of those interests, so that the long-term interests are in the scope of both IFRS 9 and IAS 28. The Amendment clarifies that for long-term interests that form part of the entity’s net investment in the associate or joint venture, the entity shall first apply the requirements of IFRS 9 and then apply the instructions of IAS 28 with respect to the remainder of those interests, so that the long-term interests are in the scope of both IFRS 9 and IAS 28. The application of the Amendment did not have a material effect on the financial statements.

D.           Change in classification

During the current year, the Company changed the consolidated statements of financial position classification related derivatives and long-term liabilities. An amount of €3,361 thousand liabilities in connection with derivatives in 2018 was reclassified from long-term liabilities and presented separately due to materiality considerations.

E.            Immaterial adjustment of comparative data

During 2019 an immaterial error was found with respect to the classification of a restricted deposit in the amount of €3,338 thousand that was classified as short-term restricted cash and deposits instead of long-term. The Company recorded a correction with respect to the comparative amounts as at December 31, 2018, thereby reducing current assets and increasing non-current assets by €3,338 thousand.